                                          January 27, 2005




Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:   Pruco Life Flexible Premium Variable Annuity Account
      Registration No. 333-52754

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, Pruco Life Insurance Company, on behalf of the Pruco Life Flexible Premium Variable Annuity Account (the "Account"), hereby certifies: (1) that the text of the Account's most recent post-effective amendment has been filed electronically; and (2) that the form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment.


                                    Respectfully submitted,



                                    /s/ C. Christopher Sprague
                                    -------------------------------------------
                                    C. Christopher Sprague
                                    Vice President and Corporate Counsel
                                    The Prudential Insurance Company of America